Derivative Instruments - Gain (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2015 CCH Credit Facility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Line of credit facility, decrease	$ 1,400,000
Interest Rate Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Cost of Hedge		$ 50,100
Term of Contract					7 years
Derivative loss, net	$ 13,000
Interest Rate Derivatives [Member] | Derivative loss, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net			$ 32,096	$ 236,053	$ 15,571	$ 161,917	$ 0
Liquefaction Supply Derivatives [Member] | Operating and maintenance expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net			$ 383	$ 0